GOODWILL - Narrative (Details) - Goodwill - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Impairment losses	$ 0	$ 418
Intangible assets and goodwill	$ 5,244	5,218	$ 2,411
Business services
Disclosure of operating segments [line items]
Impairment losses		157
Altera Infrastructure LP | Infrastructure services
Disclosure of operating segments [line items]
Impairment losses		261
Intangible assets and goodwill		$ 286	$ 547